Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Expenses:
Research and development	$ 948	$ 474	$ 2,303	$ 844	$ 1,353	$ 177
General and administrative	3,225	2,974	9,238	6,485	9,386	2,097
Total expenses	4,173	3,448	11,541	7,329	10,739	2,274
Loss from operations	(4,173)	(3,448)	(11,541)	(7,329)	(10,739)	(2,274)
Other income (expense):
Adjustments to fair value of derivative liabilities	0	1,227	0	2,696	2,998	(9,508)
Other income (expense), net	1	(1)	3	1	4	234
Net loss	(4,172)	(2,222)	(11,538)	(4,632)	(7,737)	(11,548)
Preferred stock dividends earned, net of forfeits	(337)	(205)	(801)	(281)	(780)	(119)
Comprehensive net loss attributable to common stockholders	$ (4,509)	$ (2,427)	$ (12,339)	$ (4,913)	$ (8,517)	$ (11,667)
Net loss per share basic and diluted	$ (0.11)	$ (0.18)	$ (0.43)	$ (0.55)	$ (0.84)	$ (31.59)
Shares used in computing basic and diluted net loss per share	41,374	13,253	28,891	8,995	10,196	369